Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Retained earnings (deficit)	AOCI	Non- controlling interests
Beginning Balance at Dec. 31, 2021	$ 7,382,079	$ 6,032,792	$ 184,299	$ 2,007	$ (288,424)	$ (71,677)	$ 1,523,082
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(308,155)				(211,989)
Net earnings (loss)	96,166						(96,166)
Effect of redeemable non-controlling interests not included in equity (note 17)	(8,859)						(8,859)
OCI	(90,036)					(88,386)	(1,650)
Dividends declared and distributions to non-controlling interests	(458,028)				(396,965)		(61,063)
Dividends and issuance of shares under dividend reinvestment plan	0	97,801			(97,801)
Contributions received from non-controlling interests, net of cost	273,697						273,697
Common shares issued upon conversion of convertible debentures	6	6
Common shares issued upon public offering, net of tax effected cost	38,227	38,227
Common shares issued under employee share purchase plan	5,319	5,319
Share-based compensation	14,849			14,849
Common shares issued pursuant to share-based awards	(7,711)	9,798		(14,743)	(2,766)
Non-controlling interest assumed on asset acquisition	(4,949)			7,300			(12,249)
Ending Balance at Dec. 31, 2022	6,836,439	6,183,943	184,299	9,413	(997,945)	(160,063)	1,616,792
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(33,305)				28,674
Net earnings (loss)	61,979						(61,979)
Effect of redeemable non-controlling interests not included in equity (note 17)	(24,598)						(24,598)
OCI	58,794					57,777	1,017
Dividends declared and distributions to non-controlling interests	(333,956)				(279,634)		(54,322)
Dividends and issuance of shares under dividend reinvestment plan	0	30,482			(30,482)
Contributions received from non-controlling interests, net of cost	107,933						107,933
Common shares issued upon conversion of convertible debentures	11	11
Common shares issued under employee share purchase plan	5,229	5,229
Share-based compensation	13,162			13,162
Common shares issued pursuant to share-based awards	(5,301)	10,329		(15,321)	(309)
Ending Balance at Dec. 31, 2023	$ 6,624,408	$ 6,229,994	$ 184,299	$ 7,254	$ (1,279,696)	$ (102,286)	$ 1,584,843